UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814-01180

Runway Growth Finance Corp.

(Name of Registrant)

205 N. Michigan Ave.
Suite 4200
Chicago, Illinois
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Runway Growth Finance Corp. (the “Company”) to be redeemed:

•	9.00% Notes due 2027 (CUSIP No. 78501P302; The Nasdaq Stock Market LLC: SWKHL) (the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on November 3, 2026 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 11.04 of the Company’s base indenture governing the Notes, dated as of October 3, 2023 (the “Base Indenture”), by and between the Company (as successor to SWK Holdings Corporation) and Wilmington Trust, National Association, as trustee (the “Trustee”), as amended, (ii) Section 3.4(b) of the First Supplemental Indenture, dated as of October 3, 2023, between the Company (as successor to SWK Holdings Corporation) and the Trustee (the “First Supplemental Indenture”) and (iii) the Third Supplemental Indenture, dated as of April 6, 2026, between the Company and the Trustee (the “Third Supplemental Indenture” and, together with the Base Indenture, the First Supplemental Indenture and the Second Supplemental Indenture, dated as of April 6, 2026, by and between the Company and the Trustee, the “Indenture”), pursuant to which the Company assumed the obligations of SWK Holdings Corporation related to the Notes.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $32,969,000 in aggregate principal amount of the issued and outstanding Notes, plus accrued and unpaid interest thereon to, but not including, the Redemption Date, pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of October, 2026.

Runway Growth Finance Corp.

By:	/s/ Carmela Thomson
	Name:	Carmela Thomson
	Title:	Chief Financial Officer, Treasurer and Secretary